Contingent Liabilities - Taiwan (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Megasys [Member]
Financial exposure event of failure to provide after- project services in the future	$ 0	$ 0